Accounts Receivable, Net - Schedule of Accounts Receivable (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	¥ 89,837,659	$ 12,781,365	¥ 57,799,537
Allowance for credit losses related to accounts receivable	(22,371,073)	(3,182,773)	(19,102,954)	$ (2,717,812)	¥ (10,196,104)
Total accounts receivable, net	¥ 67,466,586	$ 9,598,592	¥ 38,696,583